UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22605

Capital Emerging Markets Total Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive,

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

Courtney R. Taylor

Capital Emerging Markets Total Opportunities Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Capital Emerging Markets Total Opportunities Fund

Investment portfolio

January 31, 2013

unaudited

Equity securities	Shares	Value (000)	Percent of net assets

Asia-Pacific — 27.4%
China — 8.5%
Anhui Conch Cement Co. Ltd. (Hong Kong)	804,000	$3,157	0.5%

ANTA Sports Products Ltd. (Hong Kong)	1,779,000	1,661	0.3

Bank of China Ltd. (Hong Kong)	10,963,511	5,400	0.9

Beijing Enterprises Water Group Ltd. (Hong Kong)	4,680,000	1,171	0.2

China High Speed Transmission Equipment Group Co., Ltd. (Hong Kong)[1]	3,464,000	1,385	0.2

China Life Insurance Co. Ltd. (Hong Kong)	1,098,000	3,681	0.6

China Petroleum & Chemical Corp. (Hong Kong)	3,582,000	4,346	0.8

China Shenhua Energy Co. Ltd. (Hong Kong)	1,304,500	5,609	1.0

CSR Corp. Ltd. (Hong Kong)	1,890,000	1,557	0.3

First Tractor Co. Ltd. (Hong Kong)[1]	1,594,000	1,628	0.3

Haitian International Holdings Ltd. (Hong Kong)	1,514,000	1,911	0.3

Hilong Holding Ltd. (Hong Kong)	5,319,000	1,996	0.3

Honghua Group Ltd. (Hong Kong)	3,936,000	1,675	0.3

Industrial & Commercial Bank of China Ltd. (Hong Kong)	388,000	292	0.1

Lenovo Group Ltd. (Hong Kong)	4,510,000	4,693	0.8

Minth Group Ltd. (Hong Kong)	1,282,000	1,736	0.3

Nine Dragons Paper (Holdings) Ltd. (Hong Kong)	2,055,000	1,802	0.3

Shandong Weigao Group Medical Polymer Co. Ltd. (Hong Kong)	56,000	54	—

Zhongsheng Group Holdings Ltd. (Hong Kong)	608,500	910	0.2

Zhuzhou CSR Times Electric Co., Ltd. (Hong Kong)	1,399,000	4,483	0.8

		49,147	8.5

Hong Kong — 2.1%
AIA Group Ltd.	572,800	2,279	0.4

Cheung Kong (Holdings) Ltd.	21,000	344	0.1

HKT Trust, units	6,792,000	6,331	1.1

SJM Holdings Ltd.	1,046,000	2,853	0.5

		11,807	2.1

India — 2.7%
Bharti Airtel Ltd.	1,408,067	8,990	1.5

DLF Ltd.	283,000	1,477	0.3

ICICI Bank Ltd.	123,600	2,768	0.5

Kotak Mahindra Bank Ltd.	25,000	320	0.1

United Spirits Ltd.	50,000	1,696	0.3

		15,251	2.7

Malaysia — 1.3%
Bumi Armada Bhd.	1,461,900	1,774	0.3

CIMB Group Holdings Bhd.	698,100	1,620	0.3

Genting Bhd.	1,165,300	3,563	0.6

IJM Corp. Bhd.	369,100	599	0.1

		7,556	1.3

Philippines — 0.1%
Energy Development Corp.	3,489,300	613	0.1

Singapore — 0.8%
DBS Group Holdings Ltd.	392,643	4,746	0.8

South Korea — 6.5%
Amoropacific Corp.	223	224	—

Daum Communications Corp.	3,000	281	—

Hana Financial Group Inc.	185,130	6,630	1.2

Hyundai Mobis Co., Ltd.	13,703	3,586	0.6

Hyundai Motor Co.	30,300	5,704	1.0

Korea Electric Power Corp.[1]	66,310	1,973	0.3

KT Corp.	55,150	1,854	0.3

OCI Co. Ltd.	26,071	4,010	0.7

Samsung Electronics Co. Ltd.	3,542	4,710	0.8

SK hynix Inc.[1]	373,320	8,366	1.5

SK Telecom Co., Ltd.	2,000	308	0.1

		37,646	6.5

Taiwan — 4.4%
ASUSTeK Computer Inc.	540,820	6,191	1.1

CTCI Corp.	967,000	1,850.3

Delta Electronics, Inc.	1,797,000	6,512	1.1

Hon Hai Precision Industry Co., Ltd.	705,100	2,015	0.4

Taiwan Semiconductor Manufacturing Co. Ltd.	2,347,000	8,069	1.3

Tripod Technology Corp.	469,000	945	0.2

		25,582	4.4

Thailand — 1.0%
Advanced Info Service PCL	208,700	1,470	0.3

Bangkok Bank PCL, nonvoting depository receipt	85,000	596	0.1

Shin Corp. PCL, nonvoting depository receipt	1,588,300	3,635	0.6

		5,701	1.0

Eastern Europe and Middle East — 5.0%
Oman — 0.3%
BankMuscat (SAOG) (GDR)[2]	306,433	1,948	0.3

Poland — 0.2%
Bank Pekao SA	8,700	428	0.1

Telekomunikacja Polska SA	112,456	437	0.1

		865	0.2

Russia — 4.0%
Etalon Group Ltd. (GDR)[1]	42,059	208	—

OAO Lukoil (ADR)	71,400	4,820	0.8

OJSC Gazprom (ADR)	821,396	7,737	1.3

OJSC Mining and Metallurgical Co. Norilsk Nickel (ADR)	181,000	3,600	0.6

Sberbank of Russia	1,259,713	4,591	0.8
Sberbank of Russia (GDR)[2]	145,436	2,145	0.4

Yandex NV, Class A1	12,600	305	0.1

		23,406	4.0

Turkey — 0.1%
Türk Telekomünikasyon AS, Class D	91,000	382	0.1

United Arab Emirates — 0.4%
DP World Ltd.	177,492	2,329	0.4

Latin America — 3.6%
Brazil — 2.6%
Banco Bradesco SA, preferred nominative (ADR)	15,300	281	—

BRF - Brasil Foods SA, ordinary nominative	108,500	2,384	0.5
BRF - Brasil Foods SA, ordinary nominative (ADR)	72,100	1,601.3

Cia. de Saneamento Basico do Estado de Sao Paulo - SABESP (ADR)	29,600	1,317	0.2

Gerdau SA (ADR)	416,300	3,677	0.6

Hypermarcas SA, ordinary nominative[1]	315,200	2,722	0.5

Mills Estruturas e Serviços de Engenharia SA, ordinary nominative	21,000	353	0.1

Oi SA, ordinary nominative	133,000	678	0.1
Oi SA, ordinary nominative (ADR)	14,336	72	—
Oi SA, preferred nominative	144,000	582	0.1
Oi SA, preferred nominative (ADR)	206,967	851	0.2

		14,518	2.6

Chile — 0.0%
Ripley Corp SA	185,000	200	—

Mexico — 0.8%
Arca Continental, SAB de CV	41,061	313	0.1

CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[1]	258,994	2,811	0.5

Grupo Comercial Chedraui, SAB de CV, Class B	81,634	283	—

Grupo Financiero Inbursa, SAB de CV	16,168	45	—

Impulsora del Desarrollo y el Empleo en América Latina, SAB de CV, Series B1[1]	536,400	1,166	0.2

		4,618	0.8

Peru — 0.2%
Cia. de Minas Buenaventura SAA (ADR)	38,000	1,124	0.2

Africa — 0.7%
South Africa — 0.7%
AngloGold Ashanti Ltd.	39,092	1,088	0.2
AngloGold Ashanti Ltd. (ADR)	21,400	600	0.1

Harmony Gold Mining Co. Ltd.	132,004	868	0.2
Harmony Gold Mining Co. Ltd. (ADR)	206,700	1,335	0.2

Wilson Bayly Holmes - Ovcon Ltd.	9,554	166	—

		4,057	0.7

Other markets — 9.4%
Australia — 0.5%
Oil Search Ltd.	343,436	2,614	0.5

Austria — 0.5%
Vienna Insurance Group	50,879	2,693	0.5

Canada — 1.0%
Barrick Gold Corp.	36,300	1,159	0.2

First Quantum Minerals Ltd.	215,900	4,353	0.8

		5,512	1.0

Italy — 0.3%
Tenaris SA (ADR)	36,143	1,521	0.3

Netherlands — 1.4%
Fugro NV	92,540	5,608	0.9

Unilever NV, depository receipts	66,000	2,671	0.5

		8,279	1.4

United Kingdom — 4.1%
Anglo American PLC	68,700	2,055	0.4

Glencore International PLC	46,700	291	0.1

Global Ports Investments PLC (GDR)	111,647	1,657	0.3

Imperial Tobacco Group PLC	92,815	3,452	0.5

Mondi PLC	194,858	2,309	0.4

SABMiller PLC	63,900	3,192	0.6

Standard Chartered PLC	408,757	10,860	1.8

		23,816	4.1

United States of America — 1.6%
Cobalt International Energy, Inc.[1]	101,000	2,445	0.4

Ensco PLC, Class A	108,300	6,885	1.2

		9,330	1.6

Miscellaneous — 5.0%
Equity securities in initial period of acquisition		28,726	5.0

Total equity securities (cost: $269,438,000)		293,987	51.1

Bonds and notes	Principal amount (000)

Latin America — 23.8%
Argentina — 0.2%
Provincia de Buenos Aires 10.875% January 26, 2021	$1,675	1,223	0.2

Brazil — 9.8%
Banco BMG SA 8.00% April 15, 2018	1,550	1,473	0.3

Banco Safra SA 10.25% August 8, 2016	BRL 3,200	1,715	0.3

Banco Votorantim SA 6.25% May 16, 2016[3,4]	4,500	2,650	0.5

BFF International Ltd. 7.25% January 28, 2020	$200	238	—

Brazil (Federal Republic of) Global:
4.875% January 22, 2021	2,000	2,355	0.4

8.50% January 5, 2024	BRL 12,625	7,259	1.3

10.25% January 10, 2028	14,136	8,945	1.5

11.00% August 17, 2040	$3,530	4,391	0.8

Brazil Notas do Tesouro Nacional:
Series F, 10.00% January 1, 2014 - January 1, 2017	BRL 2	1,001	0.2

Series B, 6.00% May 15, 2015 - May 15, 2045[3,4]	16	23,771	4.1

Cia. de Energética SA 9.75% January 15, 2015[3,4]	1,330	1,006	0.2

Itaú Unibanco Holding SA 6.20% December 21, 2021[2]	$600	660	0.1

Odebrecht Drilling Norbe VIII/IX Ltd. 6.35% June 30, 2021	261	294	0.1
Petrobras International Finance Co. – Pifco 5.375% January 27, 2021	240	264	—

		56,022	9.8

Chile — 0.6%
Banco Santander Chile 2.31% February 14, 2014[2,4]	2,450	2,423	0.4

Emgesa SA ESP 8.75% January 25, 2021	COP 1,420,000	954	0.2

		3,377	0.6

Colombia — 0.2%
Bancolombia SA 5.95% June 3, 2021	$200	232	—

Transportadora de Gas Internacional:
5.70% March 20, 2022	500	563	0.1

5.70% March 20, 2022[2]	400	450	0.1

		1,245	0.2

Mexico — 10.4%
America Movil SAB de CV 3.50% February 8, 2015	CNY 4,000	651	0.1

BBVA Bancomer SA 6.50% March 10, 2021	$250	288	0.1

CEMEX Finance LLC 9.50% December 14, 2016	1,290	1,384	0.2

Petroleos Mexicanos 4.875% January 24, 2022	750	828	0.1

United Mexican States Government:
Series MI10, 9.50% December 18, 2014	MXN 29	245	—

Series M10, 7.75% December 14, 2017	40	360	0.1

2.50% December 10, 2020[3,4]	77	653	0.1

Series M, 6.50% June 10, 2021	1,101	9,558	1.7

Series M20, 10.00% December 5, 2024	1,055	11,844	2.1

Series M30, 10.00% November 20, 2036	834	9,767	1.7

4.00% November 15, 2040[3,4]	1,885	19,367	3.3

United Mexican States Government Global:
Series A, 3.625% March 15, 2022	$250	269	—

Series A, 6.05% January 11, 2040	2,450	3,081	0.6

Urbi Desarrollos Urbanos SAB de CV:
8.50% April 19, 2016	1,425	1,328	0.2

9.75% February 3, 2022	500	417	0.1

		60,040	10.4

Panama — 0.2%
ENA Norte Trust 4.95% April 25, 2028[2]	991	1,023	0.2

Peru — 0.6%
Banco de Credito del Peru 6.875% September 16, 2026	2,800	3,248	0.5

Peru (Republic of) 5.20% September 12, 2023	PEN 100	424	0.1

		3,672	0.6

Uruguay — 0.9%
Uruguay (Republic of):
5.00% September 14, 2018[3,4]	UYU 15,793	971	0.2

4.375% December 15, 2028[3,4]	63,456	4,102	0.7

		5,073	0.9

Venezuela — 0.9%
Venezuela (Republic of) 9.25% September 15, 2027	5,210	5,327	0.9

Eastern Europe and Middle East — 11.3%
Belarus — 0.1%
Republic of Belarus 8.95% January 26, 2018	630	678	0.1

Hungary — 2.8%
Hungarian Government:
Series 19/A, 6.50% June 24, 2019	HUF 676,780	3,238	0.6

6.25% January 29, 2020	$305	336	0.1

Series 20/A, 7.50% November 12, 2020	HUF 54,090	275	—

Series 22/A, 7.00% June 24, 2022	1,544,800	7,555	1.3

Series 23/A, 6.00% November 24, 2023	926,650	4,186	0.7

Series 28/A, 6.75% October 22, 2028	127,680	616	0.1

		16,206	2.8

Iraq — 0.1%
Iraq (Republic of) 5.80% January 15, 2028	$600	581	0.1

Poland — 2.0%
Poland Government Bond:
Series 1021, 5.75% October 25, 2021	PLN 10,650	3,944	0.7

2.75% August 25, 2023[3,4]	20,295	7,261	1.3

		11,205	2.0

Russia — 1.7%
Brunswick Rail Finance Ltd. 6.50% November 1, 2017[2]	$750	802	0.1

Gazprom OJSC 4.95% July 19, 2022[2]	270	284	—

OJSC AK Transneft 5.67% March 5, 2014	495	518	0.1

RZD Capital Ltd. 8.30% April 2, 2019	RUB 206,200	7,213	1.3

Sberbank of Russia 5.717% June 16, 2021	$500	558	0.1

VEB Finance Ltd. 6.902% July 9, 2020	470	567	0.1

		9,942	1.7

Turkey — 4.5%
Turkey (Republic of):
4.00% April 29, 2015[3,4]	TRY 844	523	0.1

9.50% January 12, 2022	18,815	12,718	2.2

3.00% February 23, 2022[3,4]	18,335	12,301	2.1

6.25% September 26, 2022	$300	367	0.1

		25,909	4.5

United Arab Emirates — 0.1%
Abu Dhabi National Energy Co. PJSC (TAQA) 4.125% March 13, 2017	300	324	0.1

Asia-Pacific — 4.5%
China — 0.8%
Longfor Properties Co. Ltd. 9.50% April 7, 2016	1,700	1,857	0.3

Renhe Commercial Holdings Co. Ltd.:
11.75% May 18, 2015	2,210	1,811	0.4
13.00% March 10, 2016	1,050	845	0.1

		4,513	0.8

India — 0.3%
ICICI Bank Ltd. 4.70% February 21, 2018[2]	1,325	1,394	0.2

Reliance Holdings Ltd., 5.40% February 14, 2022[2]	500	556	0.1

		1,950	0.3

Malaysia — 0.1%
Malaysian Government, Series 0110, 3.835% August 12, 2015	MYR 1,414	463	0.1

Philippines — 1.6%
Philippines (Republic of):
4.95% January 15, 2021	PHP 10,000	284	—

Series 1054, 6.375% January 19, 2022	285,686	8,354	1.5

6.25% January 14, 2036	23,000	722	0.1

		9,360	1.6

South Korea — 0.8%
Samsung Electronics America, Inc. 1.75% April 10, 2017[2]	$1,100	1,110	0.2

South Korean Government, Series 1609, 5.00% September 10, 2016	KRW 3,497,300	3,453	0.6

		4,563	0.8

Sri Lanka — 0.5%
Democratic Socialist Republic of Sri Lanka 6.25% October 4, 2020	$2,832	3,073	0.5

Thailand — 0.4%
Thailand Government Bond 1.20% July 14, 2021[3,4]	THB 60,010	2,063	0.4

Africa — 2.7%
Angola — 0.1%
Republic of Angola 7.00% August 16, 2019	$500	566	0.1

South Africa — 2.6%
South Africa (Republic of):
Series R186, 10.50% December 21, 2026	ZAR 3,700	527	0.1

Series R214, 6.50% February 28, 2041	111,054	10,107	1.8

Standard Bank PLC 8.125% December 2, 2019	$2,400	2,856	0.5

Steinhoff International Holdings Ltd. 9.625% convertible debenture, July 20, 2015	ZAR 8,000	1,168	0.2

		14,658	2.6
Other markets — 1.8%
Canada — 0.3%
Inmet Mining Corp.:
8.75% June 1, 2020	$220	245	—
7.50% June 1, 2021[2]	1,555	1,680	0.3

		1,925	0.3

Jamaica — 0.3%
Digicel Group Ltd.
12.00% April 1, 2014	420	457	0.1

8.25% September 30, 2020[2]	1,375	1,540	0.2

		1,997	0.3

Switzerland — 0.3%
Transocean Inc. 6.375% December 15, 2021	1,700	2,004	0.3

United Kingdom — 0.1%
SABMiller Holdings Inc. 1.85% January 15, 2015[2]	400	407	0.1

United States of America — 0.8%
Arcos Dorados Holdings Inc. 10.25% July 13, 2016[2]	BRL 3,900	2,081	0.5

Philip Morris International Inc. 2.90% November 15, 2021	$215	220	—

Trilogy International Partners, LLC 10.25% August 15, 2016[2]	1,700	1,547	0.3

		3,848	0.8

Total bonds and notes (cost: $231,859,000)		253,237	44.1

Short-term securities
Certificate of deposit — 0.3%
Itaú Unibanco Holding SA 1.05% due 2/19/13	1,600	1,601	0.3
Commercial paper — 2.6%
Chariot Funding LLC 0.15% due 2/22/13[2]	4,000	4,000	0.7
General Electric 0.11% due 2/1/13	1,000	1,000	0.2
Sumitomo Mitsui Banking Corp. 0.17%-0.19% due 2/01/13-2/20/13[2]	8,000	8,000	1.4
Thunder Bay Funding LLC 0.20% due 3/19/13[2]	2,000	1,999	0.3
		14,999	2.6
Discount Notes — 2.1%
Federal Home Loan Mortgage Corp. 0.125% due 7/8/13	11,900	11,893	2.1

Total short-term securities (cost: $28,492,000)		28,493	5.0

Total investment securities (cost: $529,789,000)		575,717	100.2
Other assets less liabilities (including forward currency contracts)		(1,331)	(0.2)
Net assets		$574,386	100.0%

1	Security did not produce income during the last 12 months.
2	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933 (not including purchases of securities that were publicly offered in the primary local market but were not registered under U.S. securities laws). May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $34,049,000, which represented 5.93% of the net assets of the fund.
3	Index-linked bond whose principal amount moves with a government retail price index.
4	Coupon rate may change periodically.

Abbreviations

Securities:
ADR	—	American Depositary Receipts
GDR	—	Global Depositary Receipts

Currency:
BRL	—	Brazilian real
COP	—	Colombian peso
CNY	—	Chinese renminbi
HUF	—	Hungarian forint
KRW	—	Korean won
MXN	—	Mexican peso
MYR	—	Malaysian ringgit
PEN	—	Peruvian nuevo sol
PHP	—	Philippine peso
PLN	—	Polish zloty
RUB	—	Russian ruble
THB	—	Thai baht
TRY	—	Turkish lira
UYU	—	Uruguayan peso
ZAR	—	South African rand

Valuation

Capital Guardian Trust Company (“CGTC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs - The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair value guidelines to the board of trustees with supplemental information to support the changes. The fund’s board of trustees and audit committee regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes, and controls over security valuation are also subject to internal reviews including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications - The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of January 31, 2013 (dollars in thousands):

	Investment securities
	Level 1	Level 2[1]	Level 3	Total
Assets:
Equity securities:
Asia-Pacific	$ 158,049	$ –	$ –	$ 158,049
Eastern Europe and Middle East	26,982	1,948	–	28,930
Other markets	78,282	–	–	78,282
Miscellaneous	28,726	–	–	28,726
Bonds and notes
Latin America	–	137,002	–	137,002
Eastern Europe and Middle East	–	64,845	–	64,845
Other markets	–	51,390	–	51,390
Short-term securities	–	28,493	–	28,493
Total	$ 292,039	$ 283,678	$ –	$ 575,717

	Other investments[2]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$ –	$ 105	$ –	$ 105
Liabilities:
Unrealized depreciation on open forward currency contracts	–	(262)	–	(262)
Total	$ –	$ (157)	$ –	$ (157)

[1]	Level 2 includes investment securities with an aggregate value of $1,948,000, representing 0.34% of the net assets of the fund, that were fair valued under guidelines adopted by authority of the fund’s board of trustees.
[2]	Forward currency contracts are not included in the investment portfolio.

Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their expiration date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the statement of operations.

As of January 31, 2013, the fund had open forward currency contracts to sell currencies, as shown on the following table. The average notional amount of open forward currency contracts was $37,486,000 over the prior twelve month period ended January 31, 2013.

		Contract amount (000)		U.S. valuation (000)
	Counterparty	Non-U.S.	U.S.	Amount	Unrealized appreciation/ (depreciation)
Sales:
Australian Dollar to U.S. Dollar expiring 2/12/2013	UBS AG	AUD262	$276	$273	$3
British Pound to U.S. Dollar expiring 2/11/2013	JPMorgan Chase	GBP532	855	844	11
British Pound to U.S. Dollar expiring 2/19/2013	Bank of New York Mellon	GBP4,581	7,324	7,265	59
Euro to U.S. Dollar expiring 2/19/2013	Bank of New York Mellon	EUR5,819	7,732	7,902	(170)
Hungarian Forint to U.S. Dollar expiring 2/12/2013	JPMorgan Chase	HUF591,180	2,649	2,741	(92)
Korean Won to U.S. Dollar expiring 2/12/2013	JPMorgan Chase	KRW1,228,656	1,156	1,127	29
Polish Zloty to U.S. Dollar expiring 2/12/2013	UBS AG	PLN8,850	2,861	2,861	– [1]
South African Rand to U.S. Dollar expiring 3/6/2013	UBS AG	ZAR57,158	6,368	6,365	3
Turkish Lira to U.S. Dollar expiring 3/6/2013	UBS AG	TRY463	262	262	– [1]
Forward currency contracts — net					$(157)

1 Amount less than one thousand.

Federal income tax information

(dollars in thousands)
Gross unrealized appreciation on investment securities	$59,214
Gross unrealized depreciation on investment securities	(13,698)
Net unrealized appreciation on investment securities	45,516
Cost of investment securities for federal income tax purposes	530,201

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL EMERGING MARKETS TOTAL OPPORTUNITIES FUND

By /s/ John B. Emerson
John B. Emerson, President and Principal Executive Officer

Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John B. Emerson
John B. Emerson, President and Principal Executive Officer

Date: March 28, 2013

By /s/ Kevin M. Saks
Kevin M. Saks, Treasurer and Principal Financial Officer

Date: March 28, 2013